COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 6,250
2018	5,835
2019	5,129
2020	5,023
2021 and thereafter	16,510
Total minimum lease payments	$ 38,747	[1]

[1]	Minimum payments have been reduced by minimum sublease rental of $2,801 due in the future under non-cancelable subleases.